Other Current Assets (Schedule of other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Due from Government institutions	$ 2,598	$ 2,623
Prepaid expenses	3,832	2,025
Interest receivable	3,979	463
Other	747	542
Other current assets	$ 11,156	$ 5,653